Finance results (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of Finance Income and Costs
Details of finance income and costs are as follows:

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
Cost of gross debt
Interest on debt	(1,626,911)	(1,595,140)	(1,774,523)
Monetary and exchange rate variation	(438,430)	(1,488,293)	(198,716)
Derivatives and fair value measurement	764,816	1,530,494	(34,073)
Amortization of borrowing costs	(56,397)	(54,007)	(38,594)
Finance and warranties on debt	(65,207)	(107,692)	(157,033)

	(1,422,129)	(1,714,638)	(2,202,939)
Income from financial investment and exchange rate in cash and cash equivalents	407,701	437,583	578,590

Cost of debt, net	(1,014,428)	(1,277,055)	(1,624,349)

Other charges and monetary variations
Interest on other receivables (i)	435,498	460,886	168,780
Interest on other liabilities	(302,620)	(87,499)	—
Monetary variation on leases and concessions agreements	(190,272)	(186,259)	(244,198)
Monetary variation on leases	(368,968)	(105,085)	(131,185)
Advances on real state credits	—	(5,091)	(20,171)
Interest on shareholders’ equity	(18,726)	(13,011)	(16,883)
Interest on contingencies and contracts	(222,617)	(227,825)	(511,081)
Bank charges and other	(196,230)	(94,505)	(351,627)
Exchange variation	(89,260)	(62,978)	(2,638)

	(953,195)	(321,367)	(1,109,003)

Finance results, net	(1,967,623)	(1,598,422)	(2,733,352)

Reconciliation
Finance expense	(3,690,578)	(2,836,763)	(3,687,335)
Finance income	974,604	1,032,158	870,750
Foreign exchange, net	(526,946)	(1,552,366)	(199,471)
Derivatives	1,275,297	1,758,549	282,704

Finance results, net	(1,967,623)	(1,598,422)	(2,733,352)

(i)	The main impact on this balance refers to the recognition of financial interest of tax extemporary credits (Note 6).